INVESCO QUALITY MUNICIPAL INCOME TRUST

AMENDMENT NO. 1

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”), DATED

OCTOBER 8, 2020

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Quality Municipal Income Trust (the “Fund”) by Section 2.1 of the Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of September 20, 2022, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to (1) extend the Term Redemption Date of the Series 2020/2023-IQI VMTP Shares to December 1, 2025, and (2) to change the Ratings Spread applicable to such shares, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2020/2023-IQI VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to (1) extend the Term Redemption Date of the Series 2020/2023-IQI VMTP Shares to December 1, 2025, and (2) change the Ratings Spread applicable to such VMTP Shares.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means December 1, 2025 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. The definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the highest applicable credit rating assigned to such Series, unless the lowest applicable credit rating is at or below A+/A1, in which case it means the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody’s (if Moody’s is then rating the VMTP Shares at the request of the Fund), Fitch (if Fitch is then rating the VMTP Shares at the request of the Fund) or an Other Rating Agency (if an Other Rating Agency is then rating the VMTP Shares at the request of the Fund) in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	1.00%
A+**	1.35%**
A**	1.75%**
A-	1.90%
BBB+ to BBB-	2.85%
Non-investment grade or NR	3.90%

*	And/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund.
**

During a Ratings Spread Transition Period, the Percentage shall be 1.35% during such Ratings Spread Transition Period, and thereafter shall be 1.75% until the Fitch rating on the VMTP Shares (and/or the equivalent ratings of Moody’s and/or an Other Rating Agency then rating the VMTP Shares at the request of the Fund) changes, at which point the Percentage shall be in accordance with the table above.

4. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

5. Except as amended hereby, the Statement of Preferences remains in full force and effect.

6. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this      day of November, 2022

INVESCO QUALITY MUNICIPAL INCOME TRUST

By:	/s/ Amanda Roberts
Name: Amanda Roberts
Title: Assistant Secretary